Income tax - Schedule of unused tax losses carried forward (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income tax
Unused tax losses for corporate income tax	€ 1,700,475	€ 1,427,735	€ 1,180,227
Unused tax losses for trade tax	1,685,517	1,419,217	1,175,846
Unused interest carryforward ("Zinsschranke")			2,879
Deferred tax assets, temporary differences	20,900	21,800
Temporary differences valuation of deferred tax assets	0	0	€ 0
Current tax assets	€ 5,201	€ 285